Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
April 30, 2025
RW30-NPRT3-0625
1.858594.117
Bond Funds - 71.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	141,135	1,409,935
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	823	6,302
Fidelity Series Corporate Bond Fund (a)	60,516	560,981
Fidelity Series Emerging Markets Debt Fund (a)	4,746	37,353
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,156	10,619
Fidelity Series Floating Rate High Income Fund (a)	795	6,952
Fidelity Series Government Bond Index Fund (a)	100,245	924,262
Fidelity Series High Income Fund (a)	818	6,951
Fidelity Series International Credit Fund (a)	723	6,042
Fidelity Series International Developed Markets Bond Index Fund (a)	40,263	350,689
Fidelity Series Investment Grade Bond Fund (a)	86,421	870,255
Fidelity Series Investment Grade Securitized Fund (a)	60,727	544,115
Fidelity Series Long-Term Treasury Bond Index Fund (a)	47,679	259,376
Fidelity Series Real Estate Income Fund (a)	696	6,950
TOTAL BOND FUNDS (Cost $5,158,618)		5,000,782

Domestic Equity Funds - 8.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,576	131,675
Fidelity Series Commodity Strategy Fund (a)	172	15,313
Fidelity Series Large Cap Growth Index Fund (a)	3,648	84,917
Fidelity Series Large Cap Stock Fund (a)	3,520	78,771
Fidelity Series Large Cap Value Index Fund (a)	9,927	159,930
Fidelity Series Small Cap Core Fund (a)	3,406	35,798
Fidelity Series Small Cap Opportunities Fund (a)	1,228	16,208
Fidelity Series Value Discovery Fund (a)	3,736	57,268
TOTAL DOMESTIC EQUITY FUNDS (Cost $439,553)		579,880

International Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,101	52,011
Fidelity Series Emerging Markets Fund (a)	6,108	55,826
Fidelity Series Emerging Markets Opportunities Fund (a)	11,735	224,252
Fidelity Series International Growth Fund (a)	8,134	149,509
Fidelity Series International Index Fund (a)	4,208	56,052
Fidelity Series International Small Cap Fund (a)	5,416	95,760
Fidelity Series International Value Fund (a)	10,496	147,891
Fidelity Series Overseas Fund (a)	9,928	148,714
Fidelity Series Select International Small Cap Fund (a)	438	5,311
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $753,904)		935,326

Short-Term Funds - 5.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6,615	66,611
Fidelity Series Treasury Bill Index Fund (a)	30,347	301,951
TOTAL SHORT-TERM FUNDS (Cost $367,489)		368,562

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $110,388)	4.41	110,388	110,388

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,829,952)	6,994,938
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,109)
NET ASSETS - 100.0%	6,992,829

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,047,989	846,087	517,555	27,273	(8,957)	42,371	1,409,935	141,135
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	52,754	45,506	90,030	1,566	(6,490)	4,562	6,302	823
Fidelity Series Blue Chip Growth Fund	116,119	111,494	88,511	11,567	1,214	(8,641)	131,675	7,576
Fidelity Series Canada Fund	39,946	34,777	26,217	1,264	770	2,735	52,011	3,101
Fidelity Series Commodity Strategy Fund	46,373	8,546	38,688	1,620	(19,817)	18,899	15,313	172
Fidelity Series Corporate Bond Fund	463,156	330,958	225,899	17,479	(8,488)	1,254	560,981	60,516
Fidelity Series Emerging Markets Debt Fund	28,616	21,280	12,242	1,373	(626)	325	37,353	4,746
Fidelity Series Emerging Markets Debt Local Currency Fund	9,247	5,377	4,130	417	(261)	386	10,619	1,156
Fidelity Series Emerging Markets Fund	62,514	46,975	53,229	1,719	(85)	(349)	55,826	6,108
Fidelity Series Emerging Markets Opportunities Fund	250,374	191,772	221,625	5,132	183	3,548	224,252	11,735
Fidelity Series Floating Rate High Income Fund	5,479	4,137	2,515	397	(85)	(64)	6,952	795
Fidelity Series Government Bond Index Fund	717,475	570,676	358,986	21,262	(16,001)	11,098	924,262	100,245
Fidelity Series Government Money Market Fund	55,041	90,209	34,862	2,263	-	-	110,388	110,388
Fidelity Series High Income Fund	29,696	11,913	35,167	932	(2,293)	2,802	6,951	818
Fidelity Series International Credit Fund	5,720	224	-	225	-	98	6,042	723
Fidelity Series International Developed Markets Bond Index Fund	213,227	237,289	99,158	7,542	(4,437)	3,768	350,689	40,263
Fidelity Series International Growth Fund	100,166	107,652	60,379	3,966	1,051	1,019	149,509	8,134
Fidelity Series International Index Fund	37,720	39,536	23,989	1,085	99	2,686	56,052	4,208
Fidelity Series International Small Cap Fund	82,330	58,640	44,015	7,659	120	(1,315)	95,760	5,416
Fidelity Series International Value Fund	99,599	102,053	64,600	4,356	464	10,375	147,891	10,496
Fidelity Series Investment Grade Bond Fund	699,786	520,074	343,323	25,173	(18,578)	12,296	870,255	86,421
Fidelity Series Investment Grade Securitized Fund	452,666	322,903	225,902	16,970	(12,517)	6,965	544,115	60,727
Fidelity Series Large Cap Growth Index Fund	74,459	61,995	55,494	363	2,264	1,693	84,917	3,648
Fidelity Series Large Cap Stock Fund	67,864	60,185	48,330	5,554	1,477	(2,425)	78,771	3,520
Fidelity Series Large Cap Value Index Fund	139,530	126,728	104,188	5,117	1,025	(3,165)	159,930	9,927
Fidelity Series Long-Term Treasury Bond Index Fund	147,331	202,808	83,947	4,497	(13,597)	6,781	259,376	47,679
Fidelity Series Overseas Fund	99,541	106,638	64,069	2,138	1,385	5,219	148,714	9,928
Fidelity Series Real Estate Income Fund	5,427	3,884	2,424	257	(104)	167	6,950	696
Fidelity Series Select International Small Cap Fund	-	5,130	6	-	-	187	5,311	438
Fidelity Series Short-Term Credit Fund	55,133	37,266	26,339	1,955	(67)	618	66,611	6,615
Fidelity Series Small Cap Core Fund	34,404	32,266	25,426	442	(494)	(4,952)	35,798	3,406
Fidelity Series Small Cap Opportunities Fund	20,699	14,535	15,654	1,819	1,518	(4,890)	16,208	1,228
Fidelity Series Treasury Bill Index Fund	165,121	235,314	98,677	6,516	(115)	308	301,951	30,347
Fidelity Series Value Discovery Fund	48,860	44,274	33,320	2,784	(293)	(2,253)	57,268	3,736
	5,474,362	4,639,101	3,128,896	192,682	(101,735)	112,106	6,994,938

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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